Deposits (Maturity Schedule of Time Deposits) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Banking and Thrift [Abstract]
2020	¥ 761,825
2021	407,053
2022	109,011
2023	63,274
2024	67,995
Thereafter	0
Total	¥ 1,409,158	¥ 1,334,290